Mortgage Loans	12 Months Ended
Dec. 31, 2012
Debt Disclosure [Abstract]
Mortgage Loans
Mortgage Loans

Our debt is as follows (in thousands, except percentages):

	Contractual Maturity Date		Principal Amount as of
		Interest Rate	December 31, 2012	December 31, 2011
Variable-Rate Debt
Plaza Las Fuentes mortgage loan (1) (2)	8/9/2016	4.50%	$33,031	$33,574
KPMG Tower A-Note (3)	10/9/2013	3.21%	320,800	—
KPMG Tower B-Note (4)	10/9/2013	5.31%	44,200	—
Total variable-rate debt			398,031	33,574

Fixed-Rate Debt
Wells Fargo Tower	4/6/2017	5.70%	550,000	550,000
Gas Company Tower	8/11/2016	5.10%	458,000	458,000
777 Tower	11/1/2013	5.84%	273,000	273,000
US Bank Tower (5)	7/1/2013	4.66%	260,000	260,000
Plaza Las Fuentes mezzanine loan (6)	8/9/2016	9.88%	11,250	11,250
Total fixed-rate debt			1,552,250	1,552,250

Debt Extended/Properties Disposed During 2012
Two California Plaza			—	470,000
KPMG Tower			—	400,000
Glendale Center			—	125,000
500 Orange Tower			—	110,000
Stadium Towers Plaza			—	100,000
801 North Brand			—	75,540
Brea Corporate Place			—	70,468
Brea Financial Commons			—	38,532
3800 Chapman			—	44,370
700 North Central			—	27,460
Total debt extended/properties disposed during 2012			—	1,461,370
Total debt			1,950,281	3,047,194
Debt discount			(542)	(1,199)
Total debt, net			$1,949,739	$3,045,995
__________

(1)
This loan bears interest at a rate of the greater of 4.50%, or LIBOR plus 3.50%. As required by the Plaza Las Fuentes mezzanine loan agreement, we have entered into an interest rate cap agreement that limits the LIBOR portion of the interest rate to 2.50%.

(2)
On May 13, 2013, we entered into an agreement to sell Plaza Las Fuentes, which was amended on May 28, 2013. The transaction is expected to close on or after June 28, 2013. The transaction is subject to approval by the City of Pasadena, in its capacity as air space lessor, as well as other customary closing conditions. Provided the transaction closes as expected, the $33.0 million mortgage loan balance will be repaid at closing using proceeds from the transaction. See Note 21 “Subsequent Events.”

(3)	This loan bears interest at LIBOR plus 3.00%.

(4)	This loan bears interest at LIBOR plus 5.10%.

(5)
On March 11, 2013, we entered into an agreement to sell US Bank Tower. The transaction is expected to close on or before June 28, 2013, subject to customary closing conditions. Provided the transaction closes as expected, the $260.0 million loan balance will be repaid at closing using proceeds from the transaction. See Note 21 “Subsequent Events.”

(6)
As discussed above, on May 13, 2013, we entered into an agreement to sell Plaza Las Fuentes. Provided the transaction closes as expected, the $11.2 million mezzanine loan balance will be repaid at closing using proceeds from the transaction. See Note 21 “Subsequent Events.”

As of December 31, 2012 and 2011, one-month LIBOR was 0.21% and 0.30%, respectively. The weighted average interest rate of our debt was 5.03% as of December 31, 2012 and 5.74% (excluding disposed properties) as of December 31, 2011.

As of December 31, 2012, our debt to be repaid in the next five years is as follows (in thousands):

2013 (1) (2)	$898,573
2014 (2)	600
2015 (2)	627
2016 (2) (3)	500,481
2017	550,000
$1,950,281
__________

(1)
On March 11, 2013, we entered into an agreement to sell US Bank Tower. The transaction is expected to close on or before June 28, 2013, subject to customary closing conditions. Provided the transaction closes as expected, the $260.0 million loan balance will be repaid at closing using proceeds from the transaction. See Note 21 “Subsequent Events.”

(2)
On May 13, 2013, we entered into an agreement to sell Plaza Las Fuentes, which was amended on May 28, 2013. The transaction is expected to close on or after June 28, 2013. The transaction is subject to approval by the City of Pasadena, in its capacity as air space lessor, as well as other customary closing conditions. Provided the transaction closes as expected, the $33.0 million mortgage loan balance (of which $573 is due during 2013, $600 is due during 2014, $627 is due during 2014, and $31,231 is due during 2016) will be repaid at closing using proceeds from the transaction. See Note 21 “Subsequent Events.”

(3)
As discussed above, on May 13, 2013, we entered into an agreement to sell Plaza Las Fuentes. Provided the transaction closes as expected, the $11.2 million mezzanine loan balance will be repaid at closing using proceeds from the transaction. See Note 21 “Subsequent Events.”

Other than our Plaza Las Fuentes mortgage loan, our debt requires the payment of interest-only until maturity. We make monthly principal payments on our Plaza Las Fuentes mortgage loan, based on a 30-year amortization table. In addition, as part of the extension of the KPMG Tower mortgage loan, we agreed to a full cash sweep of excess operating cash flow, as described below in “—Mortgage Loan Extension.” During 2012, no excess operating cash flow was applied by the lender to reduce the outstanding principal balance of the KPMG Tower mortgage loan.

As of December 31, 2012, $33.1 million of our debt may be prepaid without penalty, $991.0 million may be defeased after various lock-out periods (as defined in the underlying loan agreements), $550.0 million may be prepaid with prepayment penalties or defeased after various lock-out periods (as defined in the underlying loan agreements) at our option, $365.0 million may be prepaid with prepayment penalties, and $11.2 million is locked out from prepayment until June 30, 2013.

Our KPMG Tower mortgage loan matures on October 9, 2013. We do not have a commitment from the lenders to extend the maturity date of this loan. This loan may require a paydown upon extension or refinancing (depending on market conditions), funding of additional reserve amounts, or both. We may use cash on hand, including the expected net proceeds from the sale of US Bank Tower, to make any such payments. If we are unable or unwilling to use cash on hand to make such payments, we may face challenges in repaying, extending or refinancing this loan on favorable terms or at all, and we may be forced to give back the asset to the lenders. We are subject to tax indemnification obligations to Mr. Maguire and other contributors with respect to KPMG Tower, and this obligation could be triggered if we dispose of the property in a taxable transaction, including through completion of a foreclosure, prior to June 27, 2013. We do not currently intend to take any actions that would trigger the tax indemnification obligations with respect to KPMG Tower.

Our 777 Tower mortgage loan matures on November 1, 2013. We do not have a commitment from the lender to extend the maturity date of this loan. This loan may require a paydown upon extension or refinancing (depending on market conditions), funding of additional reserve amounts, or both. We may use cash on hand, including the expected net proceeds from the sale of US Bank Tower, to make any such payments. If we are unable or unwilling to use cash on hand to make such payments, we may face challenges in repaying, extending or refinancing this loan on favorable terms or at all, and we may be forced to give back the asset to the lender.

Mortgage Loan Extension

On July 9, 2012, we extended the maturity date of the mortgage loan at KPMG Tower for an additional one year, to October 9, 2013. In connection with the extension, we repaid $35.0 million of principal, which reduced the outstanding loan balance to $365.0 million. Excess operating cash flow (cash flow after the funding of certain reserves, the payment of property operating expenses and the payment of debt service) is being applied to fund a $1.5 million capital expenditure reserve, to fund an additional $5.0 million into the leasing reserve, and thereafter, to reduce the outstanding principal balance of the loan. As of December 31, 2012, we had fully funded the capital expenditure reserve and funded $10.0 million into the leasing reserve. During 2012, no excess operating cash flow was applied by the lender to reduce the principal balance of the KPMG Tower mortgage loan.

Mortgage Loans Settled Upon Disposition

During the past two years, we settled the mortgage loans discussed below. In each case, we received a general release of claims under the loan documents. There are no material continuing liabilities under the loan documents related to the disposed properties, except liabilities related to environmental issues or hazardous substances described in further detail below under “—Operating Partnership Contingent Obligations—Non-Recourse Carve Out Guarantees.”

2012—

700 North Central—

On February 2, 2012, a trustee sale was held with respect to 700 North Central as part of cooperative foreclosure proceedings. As a result of the foreclosure, we were relieved of the obligation to repay the $27.5 million mortgage loan secured by the property as well as accrued contractual and default interest. We recorded a $3.5 million gain on settlement of debt as part of discontinued operations in 2012 as a result of the difference between the fair value assigned to the property in the transaction and the amounts forgiven by the lender upon disposition. The impact of this gain on settlement of debt was $0.06 per diluted share for 2012.

801 North Brand—

On February 2, 2012, a trustee sale was held with respect to 801 North Brand as part of cooperative foreclosure proceedings. As a result of the foreclosure, we were relieved of the obligation to repay the $75.5 million mortgage loan secured by the property as well as accrued contractual and default interest. We recorded a $9.6 million gain on settlement of debt as part of discontinued operations in 2012 as a result of the difference between the fair value assigned to the property in the transaction and the amounts forgiven by the lender upon disposition. The impact of this gain on settlement of debt was $0.16 per diluted share for 2012.

Brea Corporate Place and Brea Financial Commons (“Brea Campus”)—

On April 19, 2012, we disposed of Brea Campus pursuant to a deed-in-lieu of foreclosure agreement. As a result, we were relieved of the obligation to repay the $109.0 million mortgage loan secured by these properties as well as accrued contractual interest on the mortgage loan. We recorded a $32.5 million gain on settlement of debt as part of discontinued operations in 2012 as a result of the difference between the fair value assigned to the properties in the transaction and the amounts forgiven by the lender upon disposition. The impact of this gain on settlement of debt was $0.56 per diluted share for 2012.

Stadium Towers Plaza—

On May 18, 2012, trustee sales were held with respect to Stadium Towers Plaza and an adjacent land parcel. As a result of the foreclosures, we were relieved of the obligation to repay the $100.0 million mortgage loan secured by the properties as well as accrued contractual and default interest on the mortgage loan. We recorded a $70.0 million gain on settlement of debt as part of discontinued operations in 2012 as a result of the difference between the fair value assigned to the properties in the transaction and the amounts forgiven by the lender upon disposition. The impact of this gain on settlement of debt was $1.20 per diluted share for 2012.

Glendale Center—

On August 3, 2012, a trustee sale was held with respect to Glendale Center. As a result of the foreclosure, we were relieved of the obligation to repay the $125.0 million mortgage loan secured by the property as well as accrued contractual and default interest on the mortgage loan. We recorded a $13.7 million gain on settlement of debt as part of discontinued operations in 2012 as a result of the difference between the fair value assigned to the property in the transaction and the amounts forgiven by the lender upon disposition. The impact of this gain on settlement of debt was $0.24 per diluted share for 2012.

500 Orange Tower—

On September 6, 2012, a trustee sale was held with respect to 500 Orange Tower. As a result of the foreclosure, we were relieved of the obligation to repay the $110.0 million mortgage loan secured by the property as well as accrued contractual and default interest on the mortgage loan. We recorded a $65.7 million gain on settlement of debt as part of discontinued operations in 2012 as a result of the difference between the fair value assigned to the property in the transaction and the amounts forgiven by the lender upon disposition. The impact of this gain on settlement of debt was $1.13 per diluted share for 2012.

Two California Plaza—

On October 1, 2012, a trustee sale was held with respect to Two California Plaza. As a result of the foreclosure, we were relieved of the obligation to repay the $470.0 million mortgage loan secured by the property as well as accrued contractual and default interest on the mortgage loan. We recorded a $127.5 million gain on settlement of debt as part of discontinued operations in 2012 as a result of the difference between the fair value assigned to the property in the transaction and the amounts forgiven by the lender upon disposition. The impact of this gain on settlement of debt was $2.19 per diluted share for 2012.

3800 Chapman—

On December 14, 2012, a trustee sale was held with respect to 3800 Chapman. As a result of the foreclosure, we were relieved of the obligation to repay the $44.4 million mortgage loan secured by the property as well as accrued contractual and default interest on the mortgage loan. We recorded a $10.7 million gain on settlement of debt as part of discontinued operations in 2012 as a result of the difference between the fair value assigned to the property in the transaction and the amounts forgiven by the lender upon disposition. The impact of this gain on settlement of debt was $0.18 per diluted share for 2012.

2011—

701 North Brand—

On April 1, 2011, we disposed of 701 North Brand to the property’s lender. We recorded a $3.9 million gain on settlement of debt as part of discontinued operations in 2011 as a result of the difference between the fair value assigned to the property in the transaction and the $33.8 million loan and accrued contractual interest forgiven by the lender. The impact of this gain on settlement of debt was $0.07 per share for 2011.

550 South Hope—

On April 26, 2011, we disposed of 550 South Hope in cooperation with the special servicer on the mortgage loan. The buyer assumed $118.0 million of the $200.0 million mortgage loan as part of this transaction. Additionally we received net proceeds of $37.8 million, which were applied by the special servicer to further reduce the outstanding balance on the mortgage loan. We recorded a $65.4 million gain on settlement of debt as part of discontinued operations in 2011 as a result of the principal, and accrued contractual and default interest forgiven by the lender upon disposition. The impact of this gain on settlement of debt was $1.17 per share for 2011.

Plaza Las Fuentes—

On May 27, 2011, we disposed of the Westin® Pasadena Hotel. As a result of the disposition, we received net proceeds of $92.1 million, of which $78.6 million were used to repay the mortgage loan secured by the hotel and the adjacent Plaza Las Fuentes office building. We generated unrestricted cash totaling $15.6 million from this transaction, which was used for general corporate purposes. We recorded a $0.4 million loss from extinguishment of debt in 2011 related to the writeoff of unamortized loan costs.

2600 Michelson—

On June 30, 2011, we disposed of 2600 Michelson in cooperation with the special servicer on the mortgage loan. The buyer assumed $66.6 million of the $110.0 million mortgage loan as part of this transaction. Additionally, we received net proceeds of $2.0 million, which were applied by the special servicer to further reduce the outstanding balance on the mortgage loan. We recorded a $58.6 million gain on settlement of debt as part of discontinued operations in 2011 as a result of principal, and accrued contractual and default interest forgiven by the lender upon disposition. The impact of this gain on settlement of debt was $1.04 per share for 2011.

City Tower—

On July 22, 2011, we disposed of City Tower in cooperation with the special servicer on the mortgage loan. As a result of the disposition, we were relieved of the obligation to repay the $140.0 million mortgage and mezzanine loans secured by the property as well as accrued contractual and default interest. We recorded a $62.5 million gain on settlement of debt as part of discontinued operations in 2011 as a result of the difference between the fair value assigned to the property in the transaction and the principal amounts due under the mortgage and mezzanine loans and accrued contractual and default interest forgiven by the lender upon disposition. The impact of this gain on settlement of debt was $1.12 per share for 2011.

Secured Debt Financings

On August 1, 2011, we completed a $33.8 million mortgage loan secured by the Plaza Las Fuentes office property and received net proceeds totaling $33.1 million, which were used for general corporate purposes.

The loan bears interest at a rate equal to the greater of (1) 4.50% or (2) LIBOR plus 3.50%, and matures on August 9, 2016. The loan can be repaid at any time prior to maturity in whole or in part without payment of any prepayment penalty or premium. If the property’s debt service coverage ratio (as defined in the loan agreement) is less than a specified amount as of any applicable measurement date, the cash flow from the property will be swept into a cash collateral account controlled by the lender to fund, among other things, monthly debt service, taxes and insurance, property operating costs and expenses, capital expenditures and leasing costs.

On December 2, 2011, we completed an $11.2 million mezzanine financing secured by the Plaza Las Fuentes office property and received net proceeds totaling $11.1 million, which were used for general corporate purposes. The loan bears interest at a fixed rate equal to 9.88%, matures on August 9, 2016, and is locked out from prepayment until June 30, 2013. Thereafter, the loan can be repaid at any time prior to maturity, in whole or in part, without payment of any prepayment penalty or premium.

Repayment of Unsecured Term Loan

On May 1, 2011, we repaid our $15.0 million unsecured term loan upon maturity using unrestricted cash.

Operating Partnership Contingent Obligations

Non-Recourse Carve Out Guarantees—

All of the Company’s $1.9 billion of mortgage and mezzanine debt is subject to “non-recourse carve out” guarantees that expire upon elimination of the underlying loan obligations. Under these guarantees, these otherwise non-recourse loans can become partially or fully recourse against the Operating Partnership if certain triggering events occur. Although these events differ from loan to loan, some of the common events include:

•	The special purpose property-owning subsidiary’s or the Operating Partnership’s filing a voluntary petition for bankruptcy;

•	The special purpose property-owning subsidiary’s failure to maintain its status as a special purpose entity;

•
Subject to certain conditions, the special purpose property-owning subsidiary’s failure to obtain the lender’s written consent prior to any subordinate financing or other voluntary lien encumbering the associated property; and

•
Subject to certain conditions, the special purpose property-owning subsidiary’s failure to obtain the lender’s written consent prior to a transfer or conveyance of the associated property, including, in some cases, indirect transfers in connection with a change in control of the Operating Partnership or the Company.

In addition, other items that are customarily recourse to a non-recourse carve out guarantor include, but are not limited to, the payment of real property taxes, the breach of representations related to environmental issues or hazardous substances, physical waste of the property, liens which are senior to the mortgage loan and outstanding security deposits.

As of December 31, 2012, to our knowledge the Company had not triggered any of the “non‑recourse carve out” guarantees on its otherwise non-recourse loans. The maximum amount the Operating Partnership would be required to pay under a “non-recourse carve out” guarantee is the principal amount of the loan (or a total of $1.9 billion as of December 31, 2012 for all loans). This maximum amount does not include liabilities related to environmental issues or hazardous substances. Losses resulting from the breach of our loan agreement representations related to environmental issues or hazardous substances are generally recourse to the Operating Partnership pursuant to our “non-recourse carve out” guarantees and any such losses would be in addition to the total principal amounts of our loans. The potential losses are not quantifiable and can be material in certain circumstances, depending on the severity of the environmental or hazardous substance issues. Since each of our non-recourse loans is secured by the office building owned by the special purpose property-owning subsidiary, the amount due to the lender from the Operating Partnership in the event a “non-recourse carve out” guarantee is triggered could subsequently be partially or fully mitigated by the net proceeds received from any disposition of the office building; however, such proceeds may not be sufficient to cover the maximum potential amount due, depending on the particular asset.

Except for contingent obligations of the Operating Partnership, the separate assets and liabilities of our property-specific subsidiaries are neither available to pay the debts of the consolidated entity nor constitute obligations of the consolidated entity, respectively.

Guaranty of Partial Payment—

As a condition to closing the mortgage loan on 3800 Chapman, the Operating Partnership entered into a guaranty of partial payment. Under this guaranty, the Operating Partnership agreed to guarantee the prompt payment of the monthly debt service amount (but not the payment of principal) and all amounts to be deposited into (i) a property tax and insurance reserve, (ii) a capital reserve, and (iii) a leasing rollover reserve. On June 6, 2012, we entered into an agreement with the special servicer for 3800 Chapman, pursuant to which the Operating Partnership received a release from all claims under the guaranty of partial payment in return for a payment of $2.0 million.